Investments	12 Months Ended
Dec. 31, 2025
Disclosure Investments Abstract
Investments

28.	Investments
28.1.	Information on direct subsidiaries, joint arrangements and associates

	Main business segment	% Petrobras' ownership	% Petrobras' voting rights	Sales revenues (1)	Share-holders’ equity (deficit)	Net income (loss)for the year	Country
Subsidiaries
Petrobras International Braspetro - PIB BV	Several	100.00	100.00	42,613	63,714	3,848	Netherlands
Petrobras Transporte S.A. - Transpetro	RT&M	100.00	100.00	2,246	1,077	189	Brazil
Petrobras Biocombustível S.A.	G&LCE	100.00	100.00	335	152	1	Brazil
Araucária Nitrogenados S.A.	RT&M	100.00	100.00	−	229	(80)	Brazil
Termomacaé S.A.	G&LCE	100.00	100.00	11	55	8	Brazil
Braspetro Oil Services Company - Brasoil	Corporate, others	100.00	100.00	−	1	−	Cayman Islands
Termobahia S.A.	G&LCE	98.85	98.85	−	60	10	Brazil
Baixada Santista Energia S.A.	G&LCE	100.00	100.00	−	50	(5)	Brazil
Fundo de Investimento Imobiliário RB Logística - FII	Corporate, others	99.15	99.15	−	24	5	Brazil
Procurement Negócios Eletrônicos S.A.	Corporate, others	72.00	49.00	14	3	2	Brazil
Petrobras Comercializadora de Gás e Energia e Participações S.A.	G&LCE	100.00	100.00	31	13	8	Brazil
Transportadora Brasileira Gasoduto Bolívia - Brasil S.A.	G&LCE	51.00	51.00	266	63	80	Brazil
Petrobras Bioeconomia FIDC IS	Corporate, others	49.01	49.01	−	21	2	Brazil
Associação Petrobras de Saúde - APS (2)	Corporate, others	93.47	93.47	988	144	12	Brazil
Joint operations
Fábrica Carioca de Catalizadores S.A. - FCC	RT&M	50.00	50.00	57	47	13	Brazil
Joint ventures
Logum Logística S.A.	RT&M	30.00	30.00	−	202	(22)	Brazil
Petrocoque S.A. Indústria e Comércio	RT&M	50.00	50.00	−	35	30	Brazil
Refinaria de Petróleo Riograndense S.A.	RT&M	33.20	33.33	−	(39)	(47)	Brazil
Brasympe Energia S.A.	G&LCE	20.00	20.00	−	13	(1)	Brazil
Metanor S.A. - Metanol do Nordeste	RT&M	34.54	50.00	−	22	4	Brazil
Companhia de Coque Calcinado de Petróleo S.A. - Coquepar	RT&M	45.00	45.00	−	−	−	Brazil
Associates
Braskem S.A. (3)	RT&M	36.15	47.03	−	(642)	72	Brazil
Energética SUAPE II S.A.	G&LCE	20.00	20.00	−	101	34	Brazil
Nitrocolor Produtos Químicos LTDA.	RT&M	38.80	38.80	−	−	−	Brazil
Bioenergética Britarumã S.A.	G&LCE	30.00	30.00	−	−	−	Brazil
Transportadora Sulbrasileira de Gás - TSB	G&LCE	25.00	25.00	−	3	1	Brazil
(1) Sales revenues refer to the home country of companies. Regarding PIBBV, the composition of sales revenue is: 52% in the Netherlands, 27% in the United States, and 21% in Singapore.
(2) APS is a non-profit civil association, which carries out health assistance activities, and is consolidated in the Company’s financial statements.
(3) Equity and net income at September 30, 2025, most current public information.

The main investees of PIB BV are:

•	Petrobras Global Trading B.V. – PGT (100%, based in the Netherlands), dedicated to the trade of oil, oil products, biofuels and LNG (liquefied natural gas), as well as to the funding of its activities in light of Petrobras;
•	Petrobras Global Finance B.V. – PGF (100%, based in the Netherlands); the finance subsidiary of Petrobras, raising funds through bonds issued in the international capital market;
•	Petrobras America Inc. – PAI (100%, based in the United States), dedicated to trading and E&P activities (MP Gulf of Mexico, LLC);
•	Petrobras Singapore Private Limited - PSPL (100%, based in Singapore), which operates primarily in the trading of crude oil, oil products, biofuels and liquefied natural gas (LNG); and
•	Petrobras Netherlands B.V. - PNBV (100%, based in the Netherlands), operates through joint operations in Tupi BV (67.59%), Guará BV (45%), Papa Terra BV (62.5%), Roncador BV (75%) and Iara BV (90.11%), dedicated to the construction and lease of equipment and platforms for Brazilian E&P consortia, all of them based in the Netherlands; and Petrobras Frade Inversiones SA - PFISA (100%), based in Uruguay. In addition, PNBV operates in the E&P segment through branches in São Tomé and Príncipe and South Africa. The subsidiaries BJOOS BV, Agri BV and Libra BV were liquidated in 2025 and, currently, the Company is assessing the liquidation of Guara BV, Papa-Terra BV, Roncador BV and PFISA, where conditions precedent are pending. Subsequently, the Company will assess the liquidation of Tupi BV and Iara BV.
28.2.	Investments in associates and joint ventures

	Balance at 12.31.2024	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2025
Joint Ventures	481	4	−	107	1	−	(129)	464
MP Gulf of Mexico, LLC/PIB BV	298	−	−	58	(1)	−	(65)	290
Compañia Mega S.A. - MEGA	163	−	−	37	1	−	(52)	149
Other joint ventures	20	4	−	12	1	−	(12)	25
Associates	175	6	(4)	(159)	(175)	246	(6)	83
Other investments	3	−	−	−	−	−	−	3
Total	659	10	(4)	(52)	(174)	246	(135)	550

	Balance at 12.31.2023	Investments	Restructuring, capital decrease and others	Results in equity-accounted investments	CTA	OCI	Dividends	Balance at 12.31.2024
Joint Ventures	481	13	−	125	(4)	−	(134)	481
MP Gulf of Mexico, LLC/PIB BV	340	−	−	75	1	−	(118)	298
Compañia Mega S.A. - MEGA	119	−	−	60	1	−	(17)	163
Other joint ventures	22	13	−	(10)	(6)	−	1	20
Associates	873	9	(12)	(752)	323	(261)	(5)	175
Other investments	4	−	−	−	(1)	−	−	3
Total	1,358	22	(12)	(627)	318	(261)	(139)	659

28.3.	Investments in non-consolidated listed companies

	Thousand-share lot			Quoted stock exchange prices (US$ per share)		Fair value
	12.31.2025	12.31.2024	Type	12.31.2025	12.31.2024	12.31.2025	12.31.2024
Associate
Braskem S.A.	212,427	212,427	Common	1.47	1.95	312	415
Braskem S.A.	75,762	75,762	Preferred A	1.43	1.87	109	142
						421	557

The fair value of these shares does not necessarily reflect the realizable value upon sale of a large block of shares.

28.4.	Non-controlling interest

The total amount of non-controlling interest at December 31, 2025 is US$ 326 (US$ 244 in 2024) primarily comprising US$ 279 of FIDC (US$ 201 in 2024); and US$ 31 of Transportadora Brasileira Gasoduto Brasil-Bolívia – TBG (US$ 30 in 2024).

Condensed financial information is set out as follows:

	FIDC		TBG
	2025	2024	2025	2024
Current assets	11,189	14,839	128	156
Property, plant and equipment	−	−	265	246
Other non-current assets	−	−	4	4
	11,189	14,839	397	406
Current liabilities	−	13	151	159
Non-current liabilities	−	−	182	186
Shareholders' equity	11,189	14,826	64	61
	11,189	14,839	397	406
Sales revenues	−	−	266	313
Net income	1,545	1,317	81	85
Increase (decrease) in cash and cash equivalents	(725)	203	(47)	(51)

The Credit Rights Investment Fund (FIDC) is a fund mainly intended to securitize “performed” and “non-performed” credits for operations carried out by the Company’s subsidiaries, aiming to optimize cash management.

TBG is an indirect subsidiary which operates in natural gas transmission activities mainly through Bolivia-Brazil Gas Pipeline. The Company holds 51% of interests in this indirect subsidiary.

28.5.	Summarized information on joint ventures and associates

The Company invests in joint ventures and associates in Brazil and abroad, whose activities are related to petrochemical, refining, production, trade and logistics of oil products, biofuels, thermoelectric power plants, and other activities. Condensed financial information is set out below:

	2025				2024

	Joint ventures			Associates(1)	Joint ventures			Associates(1)

	In Brazil	MP Gulf of Mexico, LLC	Other companies abroad		In Brazil	MP Gulf of Mexico, LLC	Other companies abroad

Current assets	268	488	224	4,882	345	400	271	6,102
Non-current assets	267	−	36	3,580	242	6	22	3,365
Property, plant and equipment	495	1,750	397	6,961	418	1,808	305	6,594
Other non-current assets	15	1	−	1,302	29	−	−	1,267
	1,045	2,239	657	16,725	1,034	2,214	598	17,328
Current liabilities	268	346	133	4,110	284	315	99	4,554
Non-current liabilities	538	381	87	12,400	498	425	19	12,641
Shareholders' equity	233	1,221	437	150	246	1,176	480	43
Non-controlling interest	6	291	−	65	6	298	−	90
	1,045	2,239	657	16,725	1,034	2,214	598	17,328

Sales revenues	798	692	203	9,840	786	1,124	149	14,430
Net Income (loss) for the year	(35)	276	107	29	(25)	481	208	(2,119)
Ownership interest - %	20 to 50%	20%	34 to 45%	20 to 38.8%	20 to 50%	20%	34 to 45%	20 to 38.8%
(1) Mainly composed of Braskem.

Accounting policy for investments

Basis of consolidation

The consolidated financial statements include the financial information of Petrobras and the entities it controls (subsidiaries), joint operations (at the level of interest the Company has in them) and consolidated structured entities.

Intragroup balances and transactions, including unrealized profits arising from intragroup transactions, are eliminated in the consolidation of the financial statements.

Investments in other companies

Profit or loss, assets and liabilities related to joint ventures and associates are accounted for by the equity method.

Business combination

A business combination is a transaction in which the acquirer obtains control of another business, regardless it legal form. Acquisitions of businesses are accounted for using the acquisition method when control is obtained. Combinations of entities under common control are accounted for at cost. The acquisition method requires that the identifiable assets acquired and the liabilities assumed be measured at the acquisition-date fair value, with limited exceptions.